DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2026
Expenses by nature [abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the three and six-month periods ended June 30, 2026, and 2025.

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Depreciation and amortization	$1,095	$941	$2,170	$1,901
Cost of inventory	1,040	587	1,828	1,209
Compensation	819	792	1,654	1,545
Fuel, transportation and distribution costs	587	527	1,119	1,058
Operations and maintenance costs	496	325	988	623
Marketing and administrative costs	343	299	694	573
Utilities	249	288	516	570
Other direct operating costs	263	236	528	480
Total	$4,892	$3,995	$9,497	$7,959